Interim Condensed Consolidated Statements of Financial Position (December Periods Unaudited) - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 8,900	$ 48,861
Restricted cash	4,361	3,515
Trade and other receivables	786,852	697,307
Gas in storage	36,458	11,812
Fair value of derivative financial assets	197,202	218,769
Income taxes recoverable	17,775	5,617
Other current assets	152,359	109,697
	1,203,907	1,095,578
Non-current assets
Investments	36,981	36,314
Property, plant and equipment	25,114	18,893
Intangible assets	488,775	401,926
Fair value of derivative financial assets, non-current	52,119	64,662
Deferred tax asset	7,513	9,449
Other non-current assets	51,839	19,987
	662,341	551,231
TOTAL ASSETS	1,866,248	1,646,809
Current liabilities
Trade and other payables	754,296	621,148
Deferred revenue	76,862	41,684
Income taxes payable	8,940	7,304
Fair value of derivative financial liabilities	51,375	86,288
Current portion of long-term debt	150,050	121,451
	1,041,523	877,875
Non-current liabilities
Long-term debt	566,083	422,053
Fair value of derivative financial liabilities	39,862	51,871
Deferred tax liability	9,970	6,918
Other non-current liabilities	47,985	57,349
	663,900	538,191
TOTAL LIABILITIES	1,705,423	1,416,066
SHAREHOLDERS' EQUITY
Shareholders’ capital	1,234,491	1,215,826
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(25,994)	(22,693)
Deficit	(1,147,949)	(1,066,931)
Accumulated other comprehensive income	87,663	91,934
Non-controlling interest	(415)	(422)
TOTAL SHAREHOLDERS' EQUITY	160,825	230,743
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,866,248	$ 1,646,809